Vessel Charters - Additional Information (Details)	1 Months Ended	9 Months Ended
	Feb. 29, 2016	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback arrangement period, lessee	10 years
LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		3
Capital lease obligation | $		$ 211,200,000
Newbuildings
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels with secured financing | vessel		7
Number of vessels | vessel		8
Newbuildings | Forecast
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels with secured financing | vessel				5
Suezmax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		2
LNG Carriers | LNG | Forecast
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback amount | $				$ 699,000,000
LNG Carriers | Newbuildings
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback amount | $		$ 1,000,000,000
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $		$ 7,200,000			$ 7,500,000
Awilco
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel					2
Awilco | Forecast | Minimum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Deferred lease per day per vessel | $			$ 10,600
Awilco | Forecast | Maximum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Deferred lease per day per vessel | $			$ 20,600
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture		69.00%